Non-interest Bearing Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Non-interest bearing liabilities [Table Text Block]
	March 31,	September 30,
	2015	2014
Senior Convertible Debentures	$133,727	$263,727
Derivative Financial Instruments	-	5,456,000
	$133,727	$5,719,727

	2014	2013
Senior Convertible Debentures	$263,727	$–
Derivative Financial Instruments	5,456,000	904,000
	$5,719,727	$904,000

Schedule Of Convertible Debt [Table Text Block]
	March 31,	September 30,
	2015	2014

Senior Convertible Debentures, non-interest bearing ,unsecured, due March 18, 2044	3,527,566	7,446,044
Less: Debt Discount	(3,393,839)	(7,182,317)
Total carrying value	133,727	263,727
Less: current portion	-	-
Long term liability	$133,727	$263,727

	2014	2013

Senior Convertible Debentures, non–interest bearing, unsecured, due March 18, 2044	7,446,044	–
Less: Debt Discount	(7,182,317)	–
Total carrying value	263,727	–
Less: current portion	–	–
Long term liability	$263,727	$–

Company Issuance of Share Purchase Warrants [Table Text Block]
		Non-
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

		Non–
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

Schedule of Fair Value of Liabilities Activity [Table Text Block]
	March 31,	September 30,
	2015	2014

Balance ,beginning of the period	$5,456,000	$904,000
Fair value at issuance	527,000	8,277,000
Change in fair value during the period	487,000	(2,956,000)
Reclassification to equity upon change in triggering events	(3,931,000)	(221,000)
Transfer to equity upon exercise	(2,539,000)	(548,000)
Balance, end of the period	$-	$5,456,000

	September 30,
	2014	2013

Balance, beginning of the period	$904,000	$–
Fair value at issuance	8,277,000	919,000
Change in fair value during the period	(2,956,000)	(15,000)
Transfer to equity upon modification of warrant terms	(221,000)	–
Transfer to equity upon exercise	(548,000)	–
Balance, end of the period	$5,456,000	$904,000

Embedded conversion options and warrants [Table Text Block]
	September 30,
	2014	2013

Warrants	$–	$904,000
Embedded conversion features	5,456,000	–
Derivative financial instruments	$5,456,000	$904,000

Amendment Agreements [Member]
Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

Embedded conversion options and warrants [Member]
Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance [Table Text Block]
	Reclassification	September
	Date	30, 2014
Risk-free interest rate	1.47%	3.21%
Expected life (years)	24.19	29.48
Expected volatility	102.14%	100.07%
Dividend yields	0.00%	0.00%

	2014	2013
Risk-free interest rate	3.21%	0.10%
Expected life (years)	29.48	1.25
Expected volatility	100.07%	77.51%
Stock price	$0.184	$0.65
Dividend yields	0.00%	0.00%